Details of Significant Accounts - Revenue (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
Details of Significant Accounts
Revenue from contracts with customers	$ 24,832	$ 23,379